Employee Benefits - Schedule of major categories of plan assets (Details)	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Actual allocations	100.00%	100.00%
Equity instruments
Defined Benefit Plan Disclosure [Line Items]
Actual allocations	43.00%	55.00%
Debt, cash and other instruments
Defined Benefit Plan Disclosure [Line Items]
Actual allocations	57.00%	45.00%